Consolidated Balance Sheets (Parentheticals) - $ / shares		Jun. 30, 2026	Jun. 30, 2025
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.005	$ 0.005
Ordinary shares, authorized (in Shares)	[1]	9,000,000	9,000,000
Ordinary shares, issued (in Shares)	[1]	365,800	322,103
Ordinary shares, outstanding (in Shares)	[1]	365,800	322,103
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.005	$ 0.005
Ordinary shares, authorized (in Shares)	[1]	1,000,000	1,000,000
Ordinary shares, issued (in Shares)	[1]	336,334	336,334
Ordinary shares, outstanding (in Shares)	[1]	336,334	336,334

[1]	The shares and per share information are presented on a retroactive basis to reflect the share consolidation (Note 13).